Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements

Note 4. Fair value measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis:

	December 31, 2024
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$150,000

SAFE notes

The following table provides a summary of changes in the estimate fair value of the SAFE notes:

Balance at December 31, 2024	$150,000
Issuance of additional notes	1,695,000
Change in fair value - SAFE notes	461,252
Conversion of SAFE notes	(2,306,252)
Balance at September 30, 2025	$-

The fair value of the SAFE notes was estimated using a Probability-Weighted Expected Return Method (“PWERM”) using the following inputs:

September 30,
2024
Discount rate	13.90%
Expected term (in years) to equity financing	0.25
Expected term (in years) to liquidity event	1.50
Expected term (in years) to event of default	0.50
Probability of equity financing	50.00%
Probability of liquidity event	30.00%
Probability of event of default	20.00%

There are no SAFE notes outstanding as of September 30, 2025.

Note 3. Fair value measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis:

	December 31, 2024
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$150,000

	December 31, 2023
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$136,450

The following table provides a summary of changes in the estimate fair value of the SAFE liability:

Issuance of SAFE notes at February 9, 2023 (inception)	$150,000
Change in fair value - SAFE notes	(13,550)
Balance at December 31, 2023	136,450
Change in fair value - SAFE notes	13,550
Balance at December 31, 2024	$150,000

The fair value of the SAFE liabilities was estimated using a Probability-Weighted Expected Return Method (“PWERM”) using the following inputs:

	December 31,
	2024	2023
Discount rate	11.70%	13.00%
Expected term (in years) to equity financing	0.25	1.00
Expected term (in years) to liquidity event	0.50	2.25
Expected term (in years) to event of default	0.50	1.25
Probability of equity financing	40.00%	60.00%
Probability of liquidity event	40.00%	25.00%
Probability of event of default	20.00%	15.00%